INTERNATIONAL FINANCING PROGRAMS (Details) $ in Thousands	1 Months Ended
	Sep. 30, 2019 USD ($)	Jun. 30, 2018 ARS ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about financial instruments [line items]
Term			3 years
Non-Guaranteed Senior Syndicated Loan [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 80,000,000
Term	3 years
Borrowings, interest rate basis	3.40
Tranche A [member]
Disclosure of detailed information about financial instruments [line items]
Tranche loan amount			$ 40,000,000
Tranche A [member] | Three year term loan [member]
Disclosure of detailed information about financial instruments [line items]
Tranche loan amount			$ 35,000,000
Tranche A [member] | Five year term loan [member]
Disclosure of detailed information about financial instruments [line items]
Term			5 years
Tranche loan amount			$ 5,000,000
Tranche B [member]
Disclosure of detailed information about financial instruments [line items]
Tranche loan amount		$ 93,500
Tranche B [member] | Year term loan [member]
Disclosure of detailed information about financial instruments [line items]
Tranche loan amount		40,000
Tranche B [member] | Two and half year term loan [member]
Disclosure of detailed information about financial instruments [line items]
Tranche loan amount		$ 53,500